Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	121,436	274,845
Raw materials	21,116	22,837
Inventories	142,552	297,682